SUPPLEMENT DATED AUGUST 24, 2007

TO THE

PROSPECTUS

DATED APRIL 30, 2007

FOR

LEGG MASON PARTNERS VARIABLE INCOME TRUST,

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

(the “Portfolio”)

Effective August 24, 2007, the following text supplements the currently effective Prospectus:

Investment Strategies—Emerging Market Countries

Any reference to an emerging market country in the Portfolio’s Prospectus shall mean any country, which at the time of investment, is represented in the JP Morgan EMBI Global Index, or categorized by the World Bank, in its annual categorization, as middle or low-income.

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